ACQUISITION AND DISPOSITIONS - ACQUISITIONS, MAGIC VALLEY AND WILDCAT (Details) CAD in Millions, $ in Millions			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD
Purchase price:
Cash			CAD 644	CAD 106		CAD 394
Magic Valley and Wildcat Wind Farms
ACQUISITIONS
Ownership interest acquired (as a percent)		80.00%				80.00%
Revenues since date of acquisition						CAD 0
Earnings before interest and income taxes since date of acquisition						0
Increase in revenues from acquisition					$ 58	64	$ 43	CAD 44
Increase (decrease) in earnings from acquisition					$ 7	8	$ (2)	CAD (2)
Fair value of net assets acquired:
Property, plant and equipment		CAD 747				747
Intangible assets		12				12
Other long-term liabilities		(14)				(14)
Noncontrolling interests		(351)				(351)
Net assets acquired		394				CAD 394
Purchase price:
Cash	$ 340	CAD 394
Ownership interest percentage held by noncontrolling owners		20.00%				20.00%